VIRTUS Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—99.4%
Automobiles—43.6%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(1)	$ 93	$ 93
American Credit Acceptance Receivables Trust
2022-1, D 144A 2.460%, 3/13/28(1)	21	21
2025-1, C 144A 5.090%, 8/12/31(1)	1,025	1,029
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	77	76
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	102	103
2024-1A, B 144A 6.870%, 6/17/30(1)	335	344
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	285	280
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	42	43
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(1)	42	42
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	700	707
Carvana Auto Receivables Trust
2020-P1, B 0.920%, 11/9/26	724	720
2021-N2, C 1.070%, 3/10/28	10	10
2021-N3, D 1.580%, 6/12/28	115	111
2022-N1, C 144A 3.320%, 12/11/28(1)	38	38
2023-N4, C 144A 6.590%, 2/11/30(1)	930	960
2024-N1, B 144A 5.630%, 5/10/30(1)	300	303
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	650	652
CPS Auto Receivables Trust 2024-A, C 144A 5.740%, 4/15/30(1)	60	61
Credit Acceptance Auto Loan Trust
2022-1A, A 144A 4.600%, 6/15/32(1)	59	59
2024-1A, A 144A 5.680%, 3/15/34(1)	229	232
DT Auto Owner Trust
2023-1A, B 144A 5.190%, 10/16/28(1)	431	432
2023-1A, D 144A 6.440%, 11/15/28(1)	286	290
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	26	26
2023-3A, D 6.680%, 4/16/29	272	278
2024-5A, B 4.480%, 4/16/29	65	65
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	328	331
	Par Value	Value
Automobiles—continued
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	$ 9	$ 9
2022-1A, C 144A 3.130%, 5/15/28(1)	740	732
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(1)	229	229
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(1)	340	344
2024-2A, C 144A 6.030%, 2/15/30(1)	590	602
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	1,000	994
2023-4A, C 144A 6.760%, 3/15/29(1)	62	64
2025-1A, D 144A 5.520%, 5/17/32(1)	495	496
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	236	235
2024-2A, A2 144A 5.990%, 5/15/29(1)	386	389
2024-3A, B 144A 5.030%, 11/15/30(1)	260	261
2025-1A, A2 144A 5.100%, 10/15/30(1)	675	676
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	408	412
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(1)	176	177
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	130	131
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	235	237
Tricolor Auto Securitization Trust 2024-2A, C 144A 6.930%, 4/17/28(1)	700	713
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(1)	110	111
United Auto Credit Securitization Trust
2022-2, D 144A 6.840%, 1/10/28(1)	694	694
2024-1, C 144A 7.060%, 10/10/29(1)	235	238
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	270	273
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(1)	235	242
Westlake Automobile Receivables Trust
2024-1A, B 144A 5.550%, 11/15/27(1)	623	627
2024-2A, B 144A 5.620%, 3/15/30(1)	780	791
		16,983

Consumer Loans—5.5%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(1)	121	122
See Notes to Schedule of Investments

VIRTUS Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Consumer Loans—continued
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	$ 789	$ 795
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	878	857
Reach ABS Trust
2024-1A, B 144A 6.290%, 2/18/31(1)	285	289
2025-1A, A 144A 4.960%, 8/16/32(1)	67	67
		2,130

Credit Card—1.5%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	585	593
Equipment—0.4%
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(1)	160	169
Other—48.4%
Affirm Asset Securitization Trust
2024-B, A 144A 4.620%, 9/15/29(1)	95	95
2024-X2, A 144A 5.220%, 12/17/29(1)	199	199
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	743	764
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(1)	618	592
2020-AA, B 144A 2.790%, 7/17/46(1)	647	606
2024-A, B 144A 5.060%, 4/18/50(1)	225	221
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	60	62
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	391	397
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	585	587
Business Jet Securities LLC 2024-1A, A 144A 6.197%, 5/15/39(1)	214	218
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(1)	77	73
2023-A, A 144A 5.770%, 11/15/38(1)	49	50
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	122	123
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	187	189
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	320	322
Diamond Resorts Owner Trust
2021-1A, A 144A 1.510%, 11/21/33(1)	104	102
2021-1A, B 144A 2.050%, 11/21/33(1)	40	39
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(1)	281	250
	Par Value	Value

Other—continued
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	$ 257	$ 240
2023-1A, A 144A 5.670%, 12/15/43(1)	48	49
2023-2A, A 144A 6.530%, 6/15/49(1)	354	369
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	248	254
Hilton Grand Vacations Trust
2022-2A, C 144A 5.570%, 1/25/37(1)	24	24
2024-2A, A 144A 5.500%, 3/25/38(1)	55	56
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	78	76
HINNT LLC 2025-A, B 144A 5.450%, 3/15/44(1)	1,050	1,055
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	1,217	1,170
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	693	685
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	290	276
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	835	835
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	640	655
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	239	239
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	240	232
2023-1A, B 144A 5.420%, 10/20/40(1)	40	40
2024-1A, A 144A 5.320%, 2/20/43(1)	212	215
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	47	47
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	443	393
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	580	555
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	197	197
2024-A, A2 144A 5.150%, 12/15/31(1)	532	534
2025-A, B 144A 5.180%, 7/15/32(1)	235	235
Octane Receivables Trust
2023-3A, B 144A 6.480%, 7/20/29(1)	62	63
2023-3A, C 144A 6.740%, 8/20/29(1)	611	627
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(1)	260	261
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	602	606
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	290	291

See Notes to Schedule of Investments

VIRTUS Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	$ 305	$ 313
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	179	181
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	139	142
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	290	293
SoFi Consumer Loan Program Trust 2025-1, A 144A 4.800%, 2/27/34(1)	120	120
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	590	601
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	294	290
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	883	880
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	874	857
		18,845

Total Asset-Backed Securities (Identified Cost $38,715)		38,720

Total Long-Term Investments—99.4% (Identified Cost $38,715)		38,720

TOTAL INVESTMENTS—99.4% (Identified Cost $38,715)		$38,720
Other assets and liabilities, net—0.6%		232
NET ASSETS—100.0%		$38,952
Abbreviations:
ABS	Asset-Backed Securities
LLC	Limited Liability Company
plc	Public Limited Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $36,727 or 94.3% of net assets.

The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$38,720	$38,720
Total Investments	$38,720	$38,720
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET ABS MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s Statement of Additional Information.
4